Revenue from collaboration agreements - Summary of revenue from collaboration agreements (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 22,354	€ 17,215	€ 32,150	€ 120,123
Total
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	22,354	17,215	32,150	120,123
Denmark | Genmab
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	915	4,125	215	7,044
United States | BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	21,439	12,107	31,935	110,532
United Kingdom | GSK
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 0	€ 983	€ 0	€ 2,547